Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Effective Income Tax From Statutory Canadian Tax Rates

The effective income tax rate in the consolidated statements of income differs from statutory Canadian tax rates as a result of the following:

	For the year ended December 31

	2017%	2016%

Income tax expense at statutory Canadian rates	27.0	27.0
Increase (decrease) resulting from:
Rate differential on foreign income	4.0	5.2
Unrecognized tax losses and temporary differences	(0.5)	1.1
Non-deductible acquisition-related costs	-	1.2
Non-deductible meals and entertainment	0.9	1.0
Income from associated companies	(0.3)	0.7
Non-taxable foreign income	(4.1)	(7.3)
Research and development and other tax credits	(2.7)	(1.3)
Disposition of a subsidiary	30.3	-
Reorganization of corporate structure	1.2	-
Statutory rate change on deferred tax balances	(4.8)	-
Transition tax related to US tax reform	11.8	-
Other	0.4	0.2

	63.2	27.8

Summary of Major Components of Current and Deferred Income Tax Expense (Recovery)

	For the year ended December 31

	2017%	2016%

Income tax expense at statutory Canadian rates	27.0	27.0
Increase (decrease) resulting from:
Rate differential on foreign income	4.0	5.2
Unrecognized tax losses and temporary differences	(0.5)	1.1
Non-deductible acquisition-related costs	-	1.2
Non-deductible meals and entertainment	0.9	1.0
Income from associated companies	(0.3)	0.7
Non-taxable foreign income	(4.1)	(7.3)
Research and development and other tax credits	(2.7)	(1.3)
Disposition of a subsidiary	30.3	-
Reorganization of corporate structure	1.2	-
Statutory rate change on deferred tax balances	(4.8)	-
Transition tax related to US tax reform	11.8	-
Other	0.4	0.2

	63.2	27.8

The major components of current income tax expense are as follows:

	For the year ended December 31

	2017 $	2016 $

On-going operations	34.4	37.7
Disposition of subsidiary	124.1	-
Transition tax related to US tax reform	31.2	-
Reorganization of corporate structure	3.2	-

Total current income tax expense	192.9	37.7

The major components of deferred income tax (recovery) expense are as follows:

	For the year ended December 31

	2017 $	2016 $

Origination and reversal of timing differences	16.4	12.7
Change of tax rates	0.6	(1.9)
Unrecognized tax losses and temporary differences	0.4	1.8
Recovery arising from previously unrecognized tax assets	(1.6)	-
Revaluation due to US tax reform	(12.6)	-
Disposition of a subsidiary	(29.6)	-

Total deferred income tax (recovery) expense	(26.4)	12.6

Schedule of Significant Components of the Company's Net Deferred Income Tax Assets (Liabilities)

Significant components of the Company’s net deferred income tax assets (liabilities) are as follows:

	December 31 2017 $	December 31 2016 $

Deferred income tax assets (liabilities)
Differences in timing of taxability of revenue and deductibility of expenses	36.1	69.3
Loss and tax credit carryforwards	9.6	22.2
Employee defined benefit plan	3.3	8.7
Carrying value of property and equipment less than (in excess of) tax cost	(3.6)	4.6
Carrying value of intangible assets in excess of tax cost	(78.8)	(150.7)
Cash to accrual adjustment on acquisition of US subsidiaries	(2.5)	(7.8)
Other	4.5	0.3

	(31.4)	(53.4)

Schedule of Reconciliation of Net Deferred Tax Assets (Liabilities)

	December 31 2017 $	December 31 2016 $

Deferred income tax assets (liabilities)
Differences in timing of taxability of revenue and deductibility of expenses	36.1	69.3
Loss and tax credit carryforwards	9.6	22.2
Employee defined benefit plan	3.3	8.7
Carrying value of property and equipment less than (in excess of) tax cost	(3.6)	4.6
Carrying value of intangible assets in excess of tax cost	(78.8)	(150.7)
Cash to accrual adjustment on acquisition of US subsidiaries	(2.5)	(7.8)
Other	4.5	0.3

	(31.4)	(53.4)

The following is a reconciliation of net deferred tax assets (liabilities):

	December 31 2017 $	December 31 2016 $

Balance, beginning of the year	(53.4)	(10.0)
Tax recovery during the year recognized in net income	26.4	(12.6)
Impact of foreign exchange	1.8	(4.5)
Deferred taxes acquired through business combinations	(0.8)	(28.3)
Tax effect on other comprehensive income	(2.4)	2.9
Other	(3.0)	(0.9)

Balance, end of the year	(31.4)	(53.4)

Schedule of Loss Carryforwards

	December 31 2017 $	December 31 2016 $

Deferred income tax assets (liabilities)
Differences in timing of taxability of revenue and deductibility of expenses	36.1	69.3
Loss and tax credit carryforwards	9.6	22.2
Employee defined benefit plan	3.3	8.7
Carrying value of property and equipment less than (in excess of) tax cost	(3.6)	4.6
Carrying value of intangible assets in excess of tax cost	(78.8)	(150.7)
Cash to accrual adjustment on acquisition of US subsidiaries	(2.5)	(7.8)
Other	4.5	0.3

	(31.4)	(53.4)

The following is a reconciliation of net deferred tax assets (liabilities):

	December 31 2017 $	December 31 2016 $

Balance, beginning of the year	(53.4)	(10.0)
Tax recovery during the year recognized in net income	26.4	(12.6)
Impact of foreign exchange	1.8	(4.5)
Deferred taxes acquired through business combinations	(0.8)	(28.3)
Tax effect on other comprehensive income	(2.4)	2.9
Other	(3.0)	(0.9)

Balance, end of the year	(31.4)	(53.4)

At December 31, 2017, except as noted below, all loss carryforwards and deductible temporary differences available to reduce the taxable income of Canadian, US, and foreign subsidiaries were recognized in the consolidated financial statements.

	December 31 2017 $	December 31 2016 $

Deductible temporary differences	12.8	8.8

Non-capital tax losses:
Expire (2018 to 2037)	16.3	36.8
Never expire	72.2	54.0
	88.5	90.8

Capital tax losses:
Never expire	5.5	10.3

	106.8	109.9